DEFERRED INCOME TAXES - Net Deferred Income Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Deferred income tax assets	€ 252	€ 271
Deferred income tax liabilities	(28)	(28)
Net deferred income tax assets	€ 224	€ 243